Retirement Benefit Plan - Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Maximum assumed real rate	0.10%	0.50%	0.20%	0.20%